UNITED STATES
			     SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          FORM 13F

                                     FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redmond Asset Management, LLC
Address:  8001 Franklin Farms Drive, Suite 208
          Richmond, Virginia 23229

13F File Number:028-15130

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James T. Alexander IV
Title:  Chief Compliance Officer
Phone:  (804) 288-6080

Signature, Place and Date of Signing:

/s/ James T. Alexander IV         Richmond, VA                  5/3/2013
-----------------------    --------------------------    --------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 	109

Form 13F Information Table Value Total: 	$132,221
                                          	(x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F INFORMATION TABLE
COLUMN 1		  COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6 COLUMN 7   COLUMN 8

                          TITLE OF            VALUE   SHARES/ SH/ PUT/ INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER             CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DSCRTN  MANAGERS SOLE SHARED NONE
--------------            -------- --------- -------- ------- --- ---- ------  -------- ---- ------ ----
3M Company                 COM     88579Y101  3771     35471   SH       SOLE            1445       34026
AbbVie Inc.                COM     00287Y109   240      5876   SH       SOLE                        5876
Actavis Inc.               COM     00507K103  1554     16875   SH       SOLE            1700       15175
Advance Auto Parts Inc     COM     00751Y106  1894     22920   SH       SOLE            2315       20605
Alleghany Corp.            COM     017175100   624      1575   SH       SOLE                        1575
Allergan, Inc.             COM     018490102   437      3915   SH       SOLE                        3915
Amphenol Corporation       CL A    032095101   272      3650   SH       SOLE                        3650
Apache Corp.               COM     037411105  1740     22556   SH       SOLE            2665       19891
Apple Inc.                 COM     037833100   465      1050   SH       SOLE                        1050
Aptargroup, Inc.           COM     038336103   264      4600   SH       SOLE                        4600
Ares Capital Corporation   COM     04010L103   196     10850   SH       SOLE                       10850
AT&T Inc.                  COM     00206R102  1358     37015   SH       SOLE            2675       34340
Bank Of Nova Scotia        COM     064149107   233      4000   SH       SOLE                        4000
Barrett Business Svcs      COM     068463108  3860     73300   SH       SOLE                       73300
Bed Bath & Beyond Inc.     COM     075896100  1257     19518   SH       SOLE                       19518
Berkshire Hathaway  Inc    CL B    084670702   560      5375   SH       SOLE                        5375
Bio-Reference Labs, Inc.   COM     09057G602   358     13775   SH       SOLE                       13775
Capital One Financial      COM     14040H105  1733     31530   SH       SOLE            2910       28620
CapitalSource Inc.         COM     14055X102   793     82460   SH       SOLE                       82460
Carmax, Inc.               COM     143130102  2535     60795   SH       SOLE                       60795
CF Industries Holdings     COM     125269100  1188      6240   SH       SOLE             590        5650
Chevron Corporation        COM     166764100  1735     14605   SH       SOLE             150       14455
Chicago Bridge & Iron Co.  NY REG  167250109  1528     24610   SH       SOLE            1915       22695
Church & Dwight Company    COM     171340102   923     14275   SH       SOLE                       14275
Colfax Corporation         COM     194014106  1438     30895   SH       SOLE                       30895
Corning Inc.               COM     219350105  1014     76095   SH       SOLE            7200       68895
CR Bard Inc.               COM     067383109   353      3500   SH       SOLE                        3500
Cummins Inc.               COM     231021106  1464     12640   SH       SOLE            1185       11455
Danaher Corporation        COM     235851102   435      7000   SH       SOLE                        7000
DaVita, Inc.               COM     23918K108   955      8050   SH       SOLE                        8050
Diamond Hill Inv. Grp. Inc COM     25264R207   536      6895   SH       SOLE             605        6290
Dominion Resources Inc.    COM     25746U109  2035     34978   SH       SOLE            3025       31953
Donaldson Company, Inc.    COM     257651109   268      7400   SH       SOLE                        7400
Ebay Inc.                  COM     278642103  910      16775   SH       SOLE                       16775
Ecolab Inc.                COM     278865100  1672     20850   SH       SOLE                       20850
Emerson Electric Company   COM     291011104  2605     46620   SH       SOLE                       46620
EQT Corporation            COM     26884L109   244      3600   SH       SOLE                        3600
Exxon Mobil                COM     30231G102  3162     35087   SH       SOLE                       35087
Fastenal Company           COM     311900104  1150     22410   SH       SOLE                       22410
Fiserv, Inc.               COM     337738108  2323     26435   SH       SOLE            2225       24210
Fort Dearborn Income Sec.  COM     347200107   363     23350   SH       SOLE             500       22850
Freeport-McMoran Copper    COM     35671D857   314      9500   SH       SOLE                        9500
General Electric Co.       COM     369604103  3815    165027   SH       SOLE                      165027
Gentex Corporation         COM     371901109   987     49330   SH       SOLE                       49330
Gilead Sciences, Inc.      COM     375558103  1636     33435   SH       SOLE            4000       29435
Gladstone Capital Corp.    COM     376535100   223     24250   SH       SOLE                       24250
Gladstone Commercial Corp. COM     376536108   394     20250   SH       SOLE                       20250
Gladstone Investment Corp. COM     376546107   165     22550   SH       SOLE                       22550
Google Inc.                CL A    38259P508   256       322   SH       SOLE                         322
Graco Inc.                 COM     384109104   634     10930   SH       SOLE                       10930
Hanesbrands Inc.           COM     410345102  1485     32600   SH       SOLE            2700       29900
Harman International Ind.  COM     413086109  2103     47120   SH       SOLE            2375       44745
Hartford Fin. Svcs. Group  *W      416515120   359     21000   SH       SOLE                       21000
HCP, Inc. REIT             COM     40414L109  1527     30620   SH       SOLE            3675       26945
Healthcare Services Group. COM     421906108   779     30400   SH       SOLE                       30400
Heritage Crystal Clean     COM     42726M106   905     59915   SH       SOLE                       59915
IDEXX Laboratories, Inc.   COM     45168D104   203      2200   SH       SOLE                        2200
Intuitive Surgical, Inc.   COM     46120E602  1673      3407   SH       SOLE                        3407
Johnson & Johnson          COM     478160104   622      7625   SH       SOLE                        7625
JPMorgan Chase & Co        COM     46625H100  1680     35404   SH       SOLE                       35404
Kinder Morgan Inc.         COM     49456B101  1098     28375   SH       SOLE                       28375
Laboratory Corp. of AmericaCOM     50540R409  1543     17105   SH       SOLE            2035       15070
Landstar System, Inc.      COM     515098101   234      4105   SH       SOLE                        4105
Linear Technology Corp.    COM     535678106  1819     47396   SH       SOLE                       47396
Linn Energy, LLC           UNIT    536020100  1300     34241   SH       SOLE                       34241
Lowe's Companies, Inc.     COM     548661107  2745     72391   SH       SOLE                       72391
Markel Corporation         COM     570535104  5937     11793   SH       SOLE             235       11558
McDonald's Corporation     COM     580135101  1155     11590   SH       SOLE                       11590
Medtronic, Inc.            COM     585055106  1587     33795   SH       SOLE            3150       30645
MELA Sciences, Inc         COM     55277R100   217    187455   SH       SOLE                       18745
Microsoft Corp.            COM     594918104  3558    124382   SH       SOLE            5050       11933
Mondelez International     CL A    609207105   306     10000   SH       SOLE                       10000
Monmouth Real Estate Inv.  CL A    609720107  1831    164210   SH       SOLE           16000       14821
MTS Systems Corp.          COM     553777103  1453     24985   SH       SOLE            2225       22760
Novo-Nordisk ADR           ADR     670100205  1646     10190   SH       SOLE                       10190
Nuveen Diversified         COM     6706EP105   157     12076   SH       SOLE            1000       11076
Oracle Corporation         COM     68389X105  1566     48435   SH       SOLE            4750       43685
O'Reilly Automotive, Inc.  COM     67103H107   502      4900   SH       SOLE                        4900
Parker-Hannafin Corp       COM     701094104  1421     15514   SH       SOLE            1485       14029
Paychex Inc                COM     704326107   258      7350   SH       SOLE                        7350
Pepsico, Inc.              COM     713448108   733      9265   SH       SOLE                        9265
PerkinElmer, Inc.          COM     714046109  1549     46040   SH       SOLE            4575       41465
Pfizer Incorporated        COM     717081103   447     15489   SH       SOLE                       15489
Philip Morris Int.         COM     718172109   650      7010   SH       SOLE                        7010
PNC Finl Svcs Group        COM     693475105   386      5800   SH       SOLE                        5800
Polypore International     COM     73179V103   400      9945   SH       SOLE                        9945
Portfolio Recovery Assoc.  COM     73640Q105  3626     28569   SH       SOLE                       28569
PPG Industries Inc         COM     693506107   388      2900   SH       SOLE                        2900
Procter & Gamble Co.       COM     742718109   917     11897   SH       SOLE                       11897
Raven Industries, Inc.     COM     754212108   365     10850   SH       SOLE                       10850
Realty Income Corp         COM     756109104   223      4910   SH       SOLE                        4910
Royce Value Trust, Inc.    COM     780910105   437     29021   SH       SOLE                       29021
Schlumberger Limited       COM     806857108  1541     20575   SH       SOLE                       20575
Seagate Technology.        SHS     G7945M107   640     17500   SH       SOLE                       17500
Stryker Corp.              COM     863667101  1608     24645   SH       SOLE            2420       22225
Sysco Corp.                COM     871829107   405     11520   SH       SOLE                       11520
T. Rowe Price Group, Inc.  COM     74144T108  1217     16260   SH       SOLE                       16260
Templeton Emerging Markets COM     880191101   813     39916   SH       SOLE                       39916
The Cooper Companies, Inc. COM     216648402  1649     15284   SH       SOLE                       15284
The Timken Company         COM     887389104   716     12650   SH       SOLE                       12650
Thermo Fisher Scientific   COM     883556102   229      3000   SH       SOLE                        3000
United Parcel Service      CL B    911312106  3509     40845   SH       SOLE            1725       39120
US Bancorp                 COM     902973304  1325     39050   SH       SOLE                       39050
Valmont Industries, Inc.   COM     920253101  1248      7935   SH       SOLE                        7935
Verisk Analytics, Inc.     CL A    92345Y106  1352     21935   SH       SOLE                       21935
Visa, Inc.                 COM     92826C839   949      5585   SH       SOLE                        5585
Walgreen Co.               COM     931422109  2025     42465   SH       SOLE            3550       38915
Wal-Mart Stores, Inc.      COM     931142103  1726     23068   SH       SOLE            2240       20828
Watsco, Inc.               CL B    942622200   612      7270   SH       SOLE                        7270
